Commitments	12 Months Ended
Dec. 31, 2019
Commitments
Commitments

24 Commitments

Future payments for non-cancellable leases

The Group has various non-cancellable lease contracts of office equipment and storage spaces which had a lease term of less than 12 months or were related to leases of low-value assets, and therefore the short-term lease recognition exemption was applied to these contracts.  The future lease payments for these non-cancellable lease contracts are EUR 72k within one year (2018: EUR 197k) and EUR 36k within five years (2018: 55k).

Future payment obligations

During 2019, the Group concluded agreements with suppliers, for goods and services to be provided in 2020 with a total payment obligation of around EUR 802k (2018: EUR 1,013k).